Weighted-Average Assumptions used to Determine Benefit Obligations (Detail)	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.17%	4.60%
Rate of compensation increase	3.56%	4.41%
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.03%	4.29%
Rate of compensation increase